Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-Term Assets [Abstract]
Schedule of other long-term assets
	December 31,
	2022	2021

Unbilled receivables	1,902	1,642
Rent deposits	2,083	2,077
Other	268	447

	$4,253	$4,166